Shareholders' Equity (Details 1) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding - beginning of year	320,875	314,125	252,670
Changes during the year:
Granted	95,000	108,000	75,000
Exercised	(125,195)
Forfeited	(43,806)	(101,250)	(13,545)
Outstanding - year end	246,874	320,875	314,125
Vested and expected to vest	148,498	167,874	192,584
Exercisable at year end	79,372	157,874	182,584
Weighted-average exercise price
Outstanding - beginning of year	$ 2.59	$ 3.39	$ 6.21
Changes during the year:
Granted	2.13	2.39	2.13
Exercised	2.52
Forfeited	3.65	4.85	49.09
Outstanding - year end	2.26	2.59	3.39
Vested and expected to vest	2.41	2.9	4.1
Exercisable at year end	$ 2.38	$ 2.89	$ 4.17